CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
NET LOSS	$ 16,517	$ 11,484	$ 2,431
OTHER COMPREHENSIVE INCOME:
Net unrealized losses from marketable securities	103	68
Gains (losses) on marketable securities reclassified into net loss	(57)	$ 11
Net unrealized losses on derivative financial instruments	5
TOTAL OTHER COMPREHENSIVE LOSS	51	$ 79
TOTAL COMPREHENSIVE LOSS	$ 16,568	$ 11,563	$ 2,431